Goodwill and Other Intangible Assets (Details) - The estimated future amortization expenses by fiscal year - USD ($)	Jun. 30, 2015	Dec. 31, 2014
The estimated future amortization expenses by fiscal year [Abstract]
2015		$ 449,900
2016	$ 421,000	421,000
2017	314,000	313,900
2018	148,000	148,500
2019	29,000	28,800
Total amortization	$ 1,137,000	$ 1,362,100